Loans payable (Tables)	12 Months Ended
Dec. 31, 2022
Loans payable [Abstract]
Components of Loans Payable	The components of loans payable are as follows:
	December 31, 2022	December 31, 2021
Current portion	$11,892	$16,278
Non-current portion	14,229	23,773
Total loans payable	$26,121	$40,051